Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000220710
Average Annual Return [Line Items]
Average Annual Return, Percent	26.55%	9.15%	12.43%
Without Sales Load [Member] | C000220708
Average Annual Return [Line Items]
Average Annual Return, Percent	26.19%	8.87%	12.14%
Without Sales Load [Member] | C000220709
Average Annual Return [Line Items]
Average Annual Return, Percent	26.74%	9.32%	12.62%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.50%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.50%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.50%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.11%	10.50%	13.28%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.11%	10.50%	13.28%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.11%	10.50%	13.28%